Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS -

On March 25, 2024, the company entered into a business combination agreement with Nobul AI Corp. (“Nobul”), a private Ontario corporation (the “Business Combination”). If the Business Combination is consummated, Check-Cap’s ordinary shares will be delisted from Nasdaq and deregistered under the Securities Exchange Act of 1934 and Check-Cap will no longer be required to file periodic reports with the U.S. Securities and Exchange Commission.

At the Merger Effective Time (a) each Check-Cap ordinary share issued and outstanding immediately prior to the Merger Effective Time (other than treasury, dormant shares or Check-Cap Excluded Shares (as defined in the Nobul BCA)) will automatically convert into a number of Nobul Common Shares equal to the Nobul Exchange Ratio (as defined in the Nobul BCA), (b) each Check-Cap option, unvested RSU and CLA Warrant that is outstanding immediately prior to the Merger Effective Time will automatically expire, (c) each vested Check-Cap RSU that is outstanding and unsettled immediately prior to the Merger Effective Time shall automatically convert into Nobul Common Shares based on the number of Check-Cap ordinary shares underlying the RSUs and the Nobul Exchange Ratio, and (d) any outstanding and unexercised warrants with a change of control redemption feature that are not redeemed in accordance with their terms will be complied with by Nobul in accordance with their terms.

Under the exchange ratio formula in the Nobul BCA, upon the closing of the transactions contemplated under the Nobul BCA, Check-Cap security holders are expected to own approximately 15% of Nobul while Nobul security holders are expected to own approximately 85% of Check-Cap, on a fully diluted basis and assuming that Check-Cap meets certain net cash targets, the ownership percentages may be subject to adjustments based on Check-Cap’s net cash at closing.

The transactions contemplated by the Nobul BCA are subject to approval by the company shareholders and shareholders of Nobul, approval by Nasdaq of the listing of Nobul Common Shares to be issued in connection with the Business Combination, and approval by the Toronto Stock Exchange (“TSX”) of the listing of the combined company on the TSX, as well as other conditions set forth in the Nobul BCA, which must be satisfied or waived to complete the Business Combination. These conditions are set forth in the Nobul BCA and described in the business combination agreement.

On April 25, 2024, the Company paid Nobul an amount of $3,809 as reimbursement of Transaction Costs (as defined in the Nobul BCA and in accordance with the terms of the Nobul BCA).